Expense Example - Class K - BlackRock Advantage Small Cap Core Fund - Class K Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	$ 691